Income tax benefit (expense) - Income tax benefit (expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current tax
Current period	$ (4,074)	$ (7,660)	$ (4,889)
Changes related to prior years	1,367	1,616	7
Total current tax	(2,707)	(6,044)	(4,881)
Deferred tax
Recognition of unused tax losses/(use of tax losses)	27	(243)	(1,146)
Other	(7,505)	4,394	18
Total deferred tax	(7,478)	4,151	(1,128)
Total tax benefit/(expense)	$ (10,185)	$ (1,893)	$ (6,009)